Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2025 USD ($)
Fidelity Advisor Gold Fund - Class I
Expense Example, No Redemption:
1 Year	$ 74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Gold Fund - Class A
Expense Example, No Redemption:
1 Year	668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Gold Fund - Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	1,831
Fidelity Advisor Gold Fund - Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Gold Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750